Schedule V-Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 398	$ 512	$ 512
Charged to Costs and Expenses	(12)	(114)	0
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	386	398	512
Valuation allowance for mortgage loans on real estate
Movement in valuation and qualifying accounts
Balance at Beginning of Year	398	512	512
Charged to Costs and Expenses	(12)	(114)	0
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	$ 386	$ 398	$ 512